Income Taxes	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
16.	INCOME TAXES

British Virgin Islands

Under the current tax laws of BVI, the Company’s subsidiary incorporated in the BVI is not subject to tax on income or capital gains.

The United States of America

Delta Technology Holdings USA Inc is incorporated in the State of Delaware in the U.S., and is subject to U.S. federal corporate income taxes. BTB NY is incorporated in the State of New York in the U.S., and is subject to U.S. federal corporate income taxes.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Tax Act”) was signed into law, which has made significant changes to the Internal Revenue Code. Those changes include, but are not limited to, a U.S. corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017, the transition of U.S international taxation from a worldwide tax system to a territorial system, and a one-time transition tax on the deemed repatriation of cumulative foreign earnings as of December 31, 2017. Accordingly, the Company reevaluated its deferred tax assets on net operating loss carryforward in the U.S and concluded there was no effect on the Company’s income tax expenses as the Company has no deferred tax assets generated since inception.

As of June 30, 2021 and 2020, the Company’s federal net operating loss carryforward for U.S. income taxes was $9,216,271 and $5,932,195, respectively. The federal net operating loss carryforward is available to reduce future years’ taxable income through year 2037 and net operating losses generated before 2018 will not expire. Management believes that the realization of the benefit from this loss appears uncertain due to the Company’s operating history.

Utilization of the Company’s U.S. net operating loss carryforwards may be subject to a substantial annual limitation due to the ownership change limitations set forth in Internal Revenue Code Section 382 and similar state provisions. Such an annual limitation could result in the expiration of the net operating loss and tax credit carryforwards before utilization.

Hong Kong

NTH HK and BTB HK are incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, NTH HK and BTB HK are exempted from income tax on its foreign-derived income and there are no withholding taxed in Hong Kong on remittance of dividends.

PRC

Shanghai MYT, BTB WFOE, Hunan MYT, 39Pu are, BTB Hunan and BTB Digital Hunan are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25%.

Income taxes that are attributed to the continuing operations are consist of:

	For the Years Ended June 30,
	2021	2020	2019
Current income tax expenses	$145,541	$-	$-
Deferred income tax expenses	-	-	-
Income tax expenses	$145,541	$-	$-

Below is a reconciliation of the statutory tax rate to the effective tax rate of continuing operations:

	For the Years Ended June 30,
	2021	2020	2019
PRC statutory income tax rate	25%	25%	25%
Effect of different tax rates available to different jurisdictions	(15.2)%	(1.0)%	10.6%
Effect of non-deductible expenses	(0.1)%	(0.3)%	(0.2)%
Effect of change in valuation allowance and others	(11.6)%	(23.7)%	(35.4)%
	(1.9)%	$0%	$0%

Deferred tax assets as of June 30, 2021 and 2020 consist of the following:

	June 30, 2021	June 30, 2020
Net operating loss carrying forward	$4,449,630	$3,512,414
Less: valuation allowance	(4,449,630)	(3,512,414)
	$-	$-

As of June 30, 2021 and 2020, the Company had net operating loss carryforwards of $19,273,124 and $15,003,352, respectively. The net operating loss carryforwards begin to expire in the tax year ending December 31, 2024. The Company evaluates its valuation allowance requirements at the end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in net income (loss). The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. As of June 30, 2021 and 2020, full valuation allowance is provided against the deferred tax assets based upon management’s assessment as to their realization.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2021 and 2020, the Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit. The Company does not believe that its uncertain tax benefits position will materially change over the next twelve months.